4. STOCKHOLDERS' EQUITY/DEFICIT (Details 3) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Outstanding, Beginning	2,802,384	297,961
Issuances		2,751,872
To be issued		0
Canceled / Expired		(35,973)
Exercised		(211,476)
Outstanding, Ending	1,903,872	2,802,384
Warrants
Outstanding, Beginning	3,503
Issuances	1,894,212
To be issued	17,239
Canceled / Expired	(11,082)
Exercised	0
Outstanding, Ending	1,903,872	3,503